SHORT-TERM BANK LOANS (Details Textual)	9 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Dec. 04, 2013 USD ($)	Dec. 04, 2013 CNY	Dec. 03, 2013 USD ($)	Dec. 03, 2013 CNY	Sep. 30, 2013 USD ($)	Dec. 21, 2012	Nov. 30, 2012	Sep. 30, 2012 USD ($)	Nov. 17, 2011	Jun. 30, 2014 November Thirty and December Twenty One Two Thousand and Twelve [Member] USD ($)	Jun. 30, 2014 November Thirty and December Twenty One Two Thousand and Twelve [Member] CNY	Sep. 30, 2013 November Thirty and December Twenty One Two Thousand and Twelve [Member] USD ($)	Sep. 30, 2012 November Thirty and December Twenty One Two Thousand and Twelve [Member] USD ($)	Jun. 30, 2014 November Twenty Eight And December Four Two Thousand And Thirteen [Member] USD ($)	Jun. 30, 2014 November Twenty Eight And December Four Two Thousand And Thirteen [Member] CNY
Short-term Debt, Percentage Bearing Fixed Interest Rate								6.00%	6.00%		6.56%	6.00%	6.00%			6.00%	6.00%
Short-Term Bank Loans and Notes Payable	$ 5,525,000						$ 5,542,000			$ 4,163,290		$ 5,525,000	34,000,000	$ 5,542,000	$ 0	$ 2,617,600	16,000,000
Guarantor Obligations, Maximum Exposure, Undiscounted			1,963,200	12,000,000
Guarantor Obligations, Term	two years	two years
Security Deposit					392,640	2,400,000
Guarantee Fee	49,080	300,000
Short Term Bank Loans And Notes Payable Two																$ 2,944,800	18,000,000